Finance Costs, Net (Details) - Schedule of Finance Costs, Net	12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2023 USD ($)
Finance income
Interest income	$ (223,594)	$ (40,251)	$ (3,454)
Gain on debt modification (note 14c)	(4,332,173)
Gain on debt settlement (note 14e)	(1,605,561)
Premium and discount amortization
Total	(6,161,328)	(40,251)	(3,454)
Finance costs
Interest expense on term loan (note 14c)	2,016,587	1,830,360	1,225,861
Interest expense on lease liabilities (note 10)	401,229	551,291	303,390
Interest expense on credit facility (note 14b)	4,843,390	3,630,814	974,903
Interest expense on convertible notes (note 14a)	1,067,932
Interest expense on bridge loans (note 14d)	138,347
Interest expense on other loan (note 14e)	160,413	274,263	319,258
Issuance and modification costs of convertible loans		124,717	124,022
Transaction costs related to company refinancing (note 14a)	350,000
Net loss on debt extinguishments		454,092	458,593
Accretion and remeasurement of government grant liability (note 15)	74,335	(78,567)	567,942
Bank charges	64,166	91,840	81,261
Total	9,116,399	6,878,810	4,055,230
Loss (gain) on revaluation of instruments carried at fair value
Conversion option	21,100			$ (737,974)
Convertible loans		(6,089,300)	17,813,766
Credit facility		225,105	1,700,923
Derivative warrant liability			66,613
Contingent consideration payable		(1,265,043)	(5,700,260)
Total	21,100	(7,129,238)	13,881,042
Capitalized borrowing costs (note 11)	(3,898,829)	(6,994,197)	(6,304,340)
Foreign exchange loss (gain)	224,057	(2,749,505)	67,083
Finance costs, net	$ (698,601)	$ (10,034,381)	$ 11,695,561